Related Parties - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2013 Put Option [Member]	Jul. 31, 2013 Put Option [Member]	Jan. 01, 2008 Put Option [Member]	Oct. 31, 2013 Subsidiaries [Member]	Jul. 31, 2013 Subsidiaries [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member] Put Option [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member] Put Option [Member]	Jan. 01, 2008 Cortelco Systems Holding Corp [Member] Put Option [Member]	Oct. 31, 2013 Symbio Investment Corporation [Member]	Jul. 31, 2013 Symbio Investment Corporation [Member]	Aug. 27, 2007 Symbio Investment Corporation [Member]	Aug. 01, 2007 Symbio Investment Corporation [Member]	Oct. 31, 2013 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Aug. 27, 2007 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Aug. 01, 2007 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]
Percentage of ownership investment							20.00%	20.00%	20.00%	20.00%									4.00%	4.00%
Strategic Investment in Symbio						$ 400,000								$ 400,000			$ 400,000	$ 500,000			$ 400,000	$ 500,000
Strategic Investment in Symbio, Shares																	200,000	250,000			200,000	250,000
Percentage of shares																	4.00%				4.00%
Expiration Date of put option				Jan. 01, 2015	Jan. 01, 2015				Jan. 01, 2015	Jan. 01, 2015
Selling of shares through put option to David lee				200,000	200,000							200,000	200,000
Price per share				$ 2.00	$ 2.00							$ 2.00	$ 2.00
Sale of shares without exercise of the put option	200,000	200,000							200,000	200,000
Compensation for Mr. Lee services															45,000	45,000			45,000	45,000
Increase in investments and a capital contribution by David Lee															90,000	90,000			90,000	90,000
Payments to David Lee of the proceeds	1,000,000	1,000,000							1,000,000	1,000,000
Additional payments to David Lee	50.00%	50.00%							50.00%	50.00%
Impairment Of Investment	394,000								394,000
Investments	$ 596,000	$ 990,000	$ 990,000						$ 596,000	$ 990,000	$ 990,000								$ 596,000